UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30th, 2006

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	AIC Investment Services Inc.
Address:  	1375 Kerns Rd.
             Burlington, ON, Canada
             L7R 4X8

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jonathan Wellum
Title: Chief Investment Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

 Jonathan Wellum  	Burlington, Ontario, Canada  August 9, 2006
Signature			City, State		Date

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                 Name
28-5110 	Third Avenue Management LLC
28-04003	Ariel Capital Management, LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	108

Form 13F Information Table Value Total: 	$2,998,366
      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE



13F - INFORMATION TABLE as at June 30, 2006
                                                                                                      VOTING AUTHORITY
NAME OF ISSUER                   TITLE         CUSIP     Value     SHRS     SH/ PUT/  INVSTMT  OTHER    SOLE     SHRD    NONE
                                OF CLASS      NUMBER    (x$1000)   OR PRN   PRN  CALL DSCRETN  MNGERS

4 KIDS ENTMT INC            COM             350865101      5,541     341,825 SH        SOLE             341,825
ABN AMRO HLDG NV            SPONSORED ADR   000937102      1,792      65,500 SH        SOLE              65,500
ACXIOM CORP                 COM             005125109      7,296     291,824 SH        SOLE             291,824
ADOBE SYS INC               COM             00724F101      2,176      71,664 SH        SOLE              71,664
AFLAC INC                   COM             001055102      9,809     211,638 SH        SOLE             211,638
AGNICO EAGLE MINES LTD      COM             008474108      5,011     151,024 SH        SOLE             151,024
ALCAN INC                   COM             013716105      4,367      93,140 SH        SOLE              93,140
ALLSTATE CORP               COM             020002101      1,231      22,500 SH        SOLE              22,500
AMERICAN EXPRESS CO         COM             025816109      3,947      74,156 SH        SOLE              74,156
AMERICAN INTL GROUP INC     COM             026874107     17,067     289,027 SH        SOLE             289,027
AMVESCAP PLC - (ADR)        SPONSORED ADR   03235E100        481      26,000 SH        SOLE              26,000
APPLIED MATLS INC           COM             038222105      8,694     534,002 SH        SOLE             534,002
ATI TECHNOLOGIES INC        COM             001941103        290      19,950 SH        SOLE              19,950
AUTODESK INC                COM             052769106      1,385      40,190 SH        SOLE              40,190
AXA                         SPONSORED ADR   054536107        738      22,500 SH        SOLE              22,500
BANK NOVA SCOTIA HALIFAX    COM             064149107     78,512   1,980,251 SH        SOLE           1,980,251
BANK OF AMERICA CORPORATION COM             060505104     88,534   1,840,626 SH        SOLE           1,840,626
BARRICK GOLD CORP           COM             067901108      4,517     152,793 SH        SOLE             152,793
BAUSCH & LOMB INC           COM             071707103      7,209     147,000 SH        SOLE             147,000
BCE INC                     COM             05534B109        686      28,995 SH        SOLE              28,995
BERKSHIRE HATHAWAY INC DEL  CL A            084670108     35,380         386 SH        SOLE                 386
BERKSHIRE HATHAWAY INC DEL  CL B            084670207        326         107 SH        SOLE                 107
BOSTON SCIENTIFIC CORP      COM             101137107      1,388      82,417 SH        SOLE              82,417
BROOKFIELD ASSET MGMT INC   CL A LTD VT SH  112585104     92,352   2,296,089 SH        SOLE           2,296,089
CAPITAL ONE FINL CORP       COM             14040H105      5,782      67,661 SH        SOLE              67,661
CAPITALSOURCE INC           COM             14055X102      1,056      45,000 SH        SOLE              45,000
CDN IMPERIAL BK OF COMMERCE COM             136069101     22,775     340,000 SH        SOLE             340,000
CENDANT CORP                COM             151313103     35,478   2,177,875 SH        SOLE           2,177,875
CISCO SYS INC               COM             17275R102      3,092     158,310 SH        SOLE             158,310
CITIGROUP INC               COM             172967101    114,456   2,372,638 SH        SOLE           2,372,638
COGNOS INC                  COM             19244C109      2,429      86,251 SH        SOLE              86,251
COTT CORP QUE               COM             22163N106     20,579   1,572,044 SH        SOLE           1,572,044
COUNTRYWIDE FINANCIAL CORP  COM             222372104      4,855     127,500 SH        SOLE             127,500
CREDIT SUISSE GROUP         SPONSORED ADR   225401108      3,429      61,250 SH        SOLE              61,250
D R HORTON INC              COM             23331A109     81,610   3,426,122 SH        SOLE           3,426,122
DELL INC                    COM             24702R101     11,878     486,609 SH        SOLE             486,609
DEUTSCHE BANK AG NAMEN      ORD             DE000514000      338       3,000 SH        SOLE               3,000
DIRECTV GROUP INC           COM             25459L106     43,464   2,634,197 SH        SOLE           2,634,197
ELECTRONIC ARTS INC         COM             285512109        443      10,300 SH        SOLE              10,300
ENBRIDGE INC                COM             29250N105      4,458     146,382 SH        SOLE             146,382
ENCANA CORP                 COM             292505104      1,283      24,350 SH        SOLE              24,350
ENTERCOM COMMUNICATIONS CORPCL A            293639100      9,694     370,582 SH        SOLE             370,582
EXTENDICARE INC CDA         SUB VTG SH      30224T871      4,301     202,659 SH        SOLE             202,659
FIFTH THIRD BANCORP         COM             316773100      6,989     189,156 SH        SOLE             189,156
FIRST DATA CORP             COM             319963104     52,822   1,172,776 SH        SOLE           1,172,776
HARTFORD FINL SVCS GROUP INCCOM             416515104     21,248     251,157 SH        SOLE             251,157
HEALTH MGMT ASSOC INC NEW   CL A            421933102      5,360     271,942 SH        SOLE             271,942
HOME DEPOT INC              COM             437076102     77,487   2,165,034 SH        SOLE           2,165,034
HSBC HLDGS PLC              SPON ADR NEW    404280406      4,560      51,620 SH        SOLE              51,620
INFOSYS TECHNOLOGIES LTD    SPONSORED ADR   456788108      4,304      56,330 SH        SOLE              56,330
ING GROEP N V               SPONSORED ADR   456837103      1,552      39,475 SH        SOLE              39,475
INTEL CORP                  COM             458140100      3,008     158,705 SH        SOLE             158,705
INTERPUBLIC GROUP COS INC   COM             460690100     13,181   1,578,551 SH        SOLE           1,578,551
JOHNSON & JOHNSON           COM             478160104     57,611     961,468 SH        SOLE             961,468
JOURNAL COMMUNICATIONS INC  CL A            481130102      7,638     679,517 SH        SOLE             679,517
JP MORGAN CHASE & CO        COM             46625H100     39,458     939,467 SH        SOLE             939,467
KB HOME                     COM             48666K109     17,862     389,568 SH        SOLE             389,568
LIBERTY MEDIA HLDG CORP     CAP COM SER A   53071M302     17,790     212,363 SH        SOLE             212,363
LIBERTY MEDIA HLDG CORP     INT COM SER A   53071M104     18,327   1,061,818 SH        SOLE           1,061,818
LINEAR TECHNOLOGY CORP      COM             535678106      1,139      34,020 SH        SOLE              34,020
LOGITECH INTERNATIONAL S A  SPONSORED ADR   541419107        976      25,180 SH        SOLE              25,180
MAGNA INTL INC              CL A            559222401      4,880      68,340 SH        SOLE              68,340
MANULIFE FINL CORP          COM             56501R106     91,518   2,885,827 SH        SOLE           2,885,827
MAXIM INTEGRATED PRODS INC  COM             57772K101      4,040     125,833 SH        SOLE             125,833
MDS INC                     COM             55269P302     52,384   2,871,032 SH        SOLE           2,871,032
MEDTRONIC INC               COM             585055106      1,043      22,230 SH        SOLE              22,230
MERIDIAN GOLD INC           COM             589975101      4,757     150,655 SH        SOLE             150,655
MERRILL LYNCH & CO INC      COM             590188108     67,836     975,213 SH        SOLE             975,213
MICROSOFT CORP              COM             594918104     13,301     570,859 SH        SOLE             570,859
MORGAN STANLEY              COM NEW         617446448      8,922     141,154 SH        SOLE             141,154
NASH FINCH CO               COM             631158102      5,595     262,821 SH        SOLE             262,821
NCO GROUP INC               COM             628858102     10,870     411,132 SH        SOLE             411,132
NIKE INC                    CL B            654106103     22,027     271,942 SH        SOLE             271,942
NOMURA HLDGS INC            SPONSORED ADR   65535H208        376      20,000 SH        SOLE              20,000
NORTHERN TR CORP            COM             665859104      9,099     164,532 SH        SOLE             164,532
OPPENHEIMER HLDGS INC       CL A NON VTG    683797104     17,143     644,641 SH        SOLE             644,641
PALL CORP                   COM             696429307     19,299     689,252 SH        SOLE             689,252
PETRO-CDA                   COM             71644E102      4,823     101,570 SH        SOLE             101,570
PFIZER INC                  COM             717081103      3,827     163,076 SH        SOLE             163,076
PMI GROUP INC               COM             69344M101    110,884   2,487,304 SH        SOLE           2,487,304
POSCO                       SPONSORED ADR   693483109      3,642      54,436 SH        SOLE              54,436
PROGRESSIVE CORP OHIO       COM             743315103      8,953     348,228 SH        SOLE             348,228
QUEST DIAGNOSTICS INC       COM             74834L100        870      14,520 SH        SOLE              14,520
RADIAN GROUP INC            COM             750236101    129,756   2,100,296 SH        SOLE           2,100,296
REGIS CORP MINN             COM             758932107     10,437     293,080 SH        SOLE             293,080
RESEARCH IN MOTION LTD      COM             760975102      1,264      18,110 SH        SOLE              18,110
ROYAL BK CDA MONTREAL QUE   COM             780087102    113,160   2,784,849 SH        SOLE           2,784,849
SERVICEMASTER CO            COM             81760N109     10,702   1,035,984 SH        SOLE           1,035,984
SK TELECOM LTD              SPONSORED ADR   78440P108      6,458     275,726 SH        SOLE             275,726
ST JOE CO                   COM             790148100        884      19,000 SH        SOLE              19,000
SUN LIFE FINL INC           COM             866796105    108,388   2,725,774 SH        SOLE           2,725,774
SUNCOR ENERGY INC           COM             867229106    170,574   2,105,886 SH        SOLE           2,105,886
SYMANTEC CORP               COM             871503108     14,154     910,796 SH        SOLE             910,796
SYSCO CORP                  COM             871829107     38,358   1,255,183 SH        SOLE           1,255,183
TD BANKNORTH INC            COM             87235A101      3,710     125,986 SH        SOLE             125,986
THOMSON CORP                COM             884903105    154,459   4,005,389 SH        SOLE           4,005,389
TJX COS INC NEW             COM             872540109        992      43,392 SH        SOLE              43,392
TORONTO DOMINION BK ONT     COM NEW         891160509    388,485   7,644,435 SH        SOLE           7,644,435
TRANSALTA CORP              COM             89346D107      4,325     209,162 SH        SOLE             209,162
TYCO INTL LTD NEW           COM             902124106     17,322     629,895 SH        SOLE             629,895
UBS AG                      NAMEN AKT       CH001203203   10,785      98,394 SH        SOLE              98,394
VERISIGN INC                COM             92343E102     18,398     794,038 SH        SOLE             794,038
WAL MART STORES INC         COM             931142103     96,652   2,006,479 SH        SOLE           2,006,479
WASHINGTON MUT INC          COM             939322103      9,231     202,526 SH        SOLE             202,526
WELLS FARGO & CO NEW        COM             949746101      9,456     140,970 SH        SOLE             140,970
WILLIS GROUP HOLDINGS LTD   SHS             BMG96655108  102,639   3,197,478 SH        SOLE           3,197,478
WINNEBAGO INDS INC          COM             974637100      8,284     266,875 SH        SOLE             266,875
YAHOO INC                   COM             984332106      1,963      59,475 SH        SOLE              59,475

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